Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000182863_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000182863_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000182863_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%
C000174190_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000174190_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000174190_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.75%
C000174191_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000174191_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000174191_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.75%
C000174188_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000174188_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000174188_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.75%
C000238446_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000238446_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.43%
C000212500_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000212500_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%
C000212500_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.96%
C000174183_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000174183_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%
C000174183_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
C000174184_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000174184_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%
C000174184_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
C000182862_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000182862_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%
C000182862_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000174182_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000174182_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%
C000174182_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.26%
C000209806_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000209806_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000209806_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%
C000209807_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000209807_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000209807_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%
C000209810_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000209810_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000209810_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%
C000209811_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000209811_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000209811_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%
C000209809_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000209809_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000209809_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%
C000209808_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000209808_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000209808_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%
C000254536_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000254536_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254537_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000254537_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254534_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000254534_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254538_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000254538_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000254535_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000254535_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%
C000182863_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	37.16%
C000182863_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.07%
C000182863_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%
C000182863_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.41%
C000182863_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%
C000182863_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%
C000174190_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.50%
C000174190_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.27%
C000174190_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.94%
C000174190_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.41%
C000174190_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%
C000174190_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
C000174191_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.75%
C000174191_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.87%
C000174191_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.50%
C000174191_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.41%
C000174191_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%
C000174191_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
C000174188_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.24%
C000174188_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.41%
C000174188_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.56%
C000174188_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.41%
C000174188_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%
C000174188_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
C000238446_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	48.45%
C000238446_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.73%
C000238446_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.41%
C000238446_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.14%
C000212500_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.23%
C000212500_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.08%
C000212500_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000212500_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000212500_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%
C000212500_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%
C000174183_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%
C000174183_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.15%
C000174183_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.76%
C000174183_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000174183_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%
C000174183_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%
C000174184_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.27%
C000174184_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.24%
C000174184_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.87%
C000174184_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000174184_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%
C000174184_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.29%
C000182862_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.52%
C000182862_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.72%
C000182862_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%
C000174182_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.53%
C000174182_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.12%
C000174182_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.86%
C000209806_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%
C000209806_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.85%
C000209806_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%
C000209807_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.05%
C000209807_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.00%
C000209807_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%
C000209810_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%
C000209810_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.50%
C000209810_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%
C000209810_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.27%
C000209810_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.28%
C000209810_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.66%
C000209811_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.96%
C000209811_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.89%
C000209811_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%
C000209809_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.62%
C000209809_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.71%
C000209809_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%
C000209809_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%
C000209809_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.71%
C000209809_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%
C000209808_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%
C000209808_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.25%
C000209808_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%
C000209808_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.57%
C000209808_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
C000209808_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.94%
C000254536_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.05%
C000254536_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%
C000254536_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.80%
C000254536_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.71%
C000254536_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000254536_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%
C000254537_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.75%
C000254537_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.79%
C000254537_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.46%
C000254537_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%
C000254537_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000254537_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%
C000254534_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	32.77%
C000254534_ClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%
C000254534_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.77%
C000254534_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%
C000254534_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000254534_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%
C000254538_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.12%
C000254538_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%
C000254538_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000254538_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%
C000254535_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.27%
C000254535_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%
C000254535_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.49%
C000254535_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%